Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 18 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income components and related tax effects were as follows:

	2011	2010	2009
Unrealized holding gains (losses) on available for sale securities	$2,821	$(195)	$2,337
Reclassification adjustment for losses (gains) later recognized in income	(214)	(661)	(770)

Net unrealized gains (losses)	2,607	(856)	1,567
Tax effect	(887)	292	(533)

Other comprehensive income (loss)	$1,720	$(564)	$1,034